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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                     (FORMERLY TRAVELERS INSURANCE COMPANY)
            METLIFE OF CT SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                  (FORMERLY TRAVELERS LIFE AND ANNUITY COMPANY)
           METLIFE OF CT SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

                               MARQUIS PORTFOLIOS

                       SUPPLEMENT DATED NOVEMBER 13, 2006
                                     TO THE
                  PROSPECTUS DATED MAY 1, 2006, AS SUPPLEMENTED

This supplements the information contained in the Prospectus for the variable annuity contract listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1.  VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 13, 2006, the Replacement Fund in the table below was substituted for the Prior Fund as a Variable Funding Option under the Contracts.

For existing Contract Owners, the substitution had no effect on the Contract Value allocated to the Variable Funding Option. However, the number of units received in the Replacement Fund may be different than the number of units held in the Prior Fund, due to differences in the unit values. Any elections existing Contract Owners have on file for the Prior Fund for the allocation of Contract Value will be redirected to the corresponding Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund, including references to the Monitored Portfolios in the Transfers section of the Prospectus, shall be deemed to refer to the Replacement Fund.

             PRIOR FUND                                                   REPLACEMENT FUND
Lazard Retirement Small Cap Portfolio --                       Third Avenue Small Cap Value Portfolio --
Service Shares                                                 Class B

The following information is added to the table in the "UNDERLYING FUND FEES AND EXPENSES" section of the Prospectus and replaces such information for the Prior
Fund:


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
                                                  DISTRIBUTION                                                           NET TOTAL
                                                     AND/OR                   TOTAL ANNUAL   CONTRACTUAL FEE WAIVER        ANNUAL
                                    MANAGEMENT   SERVICE (12b-1)     OTHER     OPERATING         AND/OR EXPENSE          OPERATING
UNDERLYING FUND:                       FEE            FEES         EXPENSES     EXPENSES          REIMBURSEMENT           EXPENSES
-------------------------------     ----------   ---------------   --------   ------------   ----------------------      ---------
MET INVESTORS SERIES TRUST
   Third Avenue Small Cap Value
      Portfolio --
      Class B*..................      0.75%          0.25%          0.05%        1.05%                 --                    1.05%

The following information is added to the table that appears under "THE VARIABLE FUNDING OPTIONS" section of the Prospectus and replaces such information for the Prior Fund:

          FUNDING                                     INVESTMENT                            INVESTMENT
          OPTION                                       OBJECTIVE                         ADVISER/SUBADVISER
-------------------------------              -------------------------------         --------------------------
MET INVESTORS SERIES TRUST
   Third Avenue Small Cap Value              Long-term capital appreciation.         Met Investors Advisory LLC
    Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                      Management LLC

2.   MERGER OF PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Effective on or about October 20, 2006, the principal underwriter and distributor of the Contracts, MLI Distribution LLC, merged with and into MetLife Investors Distribution Company. MetLife Investors Distribution Company is a wholly-owned subsidiary of MetLife Investors Group, Inc., which in turn is a wholly-owned subsidiary of MetLife, Inc. MetLife Investors Distribution Company's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. It is not anticipated that the merger will have an impact on the distribution of the Contracts or the level of compensation paid in connection with such distribution. References in the Prospectus and Statement of Additional Information to the principal underwriter and distributor of the Contracts shall be deemed to refer to MetLife Investors Distribution Company.

3.   CLOSED VARIABLE FUNDING OPTIONS

Effective on or about November 13, 2006, the following Variable Funding Options are no longer available for allocations of new purchase payments or transfers of Contract Value (excluding automatic rebalancing allocations in existence at the time of closing): Delaware VIP REIT Series of the Delaware VIP Trust and Real Return Portfolio of the PIMCO Variable Insurance Trust.